Acquisitions and Other - Impact of Acquisition to Assets, Liabilities, and Equity (Details) $ in Millions	Feb. 01, 2023 CAD ($)
Total
Disclosure of detailed information about business combination [line items]
Cash consideration	$ (250)
Intangible assets and Goodwill	519
Net assets	44
Total assets	313
Deferred tax liability	(100)
Other financial liabilities — put option	(369)
Total liabilities	(469)
Non-controlling interest	0
Retained earnings	156
Total equity	156
Share purchase
Disclosure of detailed information about business combination [line items]
Cash consideration	(250)
Intangible assets and Goodwill	519
Net assets	44
Total assets	313
Deferred tax liability	(100)
Other financial liabilities — put option	0
Total liabilities	(100)
Non-controlling interest	(213)
Retained earnings	0
Total equity	(213)
Put option adjustments
Disclosure of detailed information about business combination [line items]
Cash consideration	0
Intangible assets and Goodwill	0
Net assets	0
Total assets	0
Deferred tax liability	0
Other financial liabilities — put option	(369)
Total liabilities	(369)
Non-controlling interest	213
Retained earnings	156
Total equity	$ 369